UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Deutsche Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 99.7%
Real Estate Investment Trusts (“REITS”) 99.7%
Apartments 13.0%
Camden Property Trust	557,685	51,000,293
Equity Residential	644,879	42,516,873
Essex Property Trust, Inc.	130,317	33,104,428
Invitation Homes, Inc. (a)	1,062,682	24,069,747
Mid-America Apartment Communities, Inc.	286,922	30,666,223
		181,357,564
Diversified 15.2%
Colony NorthStar, Inc. "A"	349,361	4,387,974
CoreSite Realty Corp.	332,868	37,247,929
Crown Castle International Corp.	279,100	27,904,418
Duke Realty Corp.	1,703,137	49,084,408
Equinix, Inc.	153,655	68,576,227
Four Corners Property Trust, Inc.	1,004,066	25,021,325
		212,222,281
Health Care 12.1%
CareTrust REIT, Inc.	986,808	18,788,824
Healthcare Realty Trust, Inc.	668,267	21,611,755
Ventas, Inc.	721,236	46,974,101
Welltower, Inc.	1,154,148	81,113,521
		168,488,201
Hotels 8.6%
DiamondRock Hospitality Co.	1,241,520	13,594,644
Extended Stay America, Inc. (Units)	1,141,836	22,836,720
MGM Growth Properties LLC "A" (a)	1,111,448	33,576,844
Pebblebrook Hotel Trust (a)	617,992	22,334,231
Sunstone Hotel Investors, Inc.	1,764,339	28,352,928
		120,695,367
Industrial 6.0%
EastGroup Properties, Inc.	381,823	33,646,243
Prologis, Inc.	238,848	15,157,294
Rexford Industrial Realty, Inc.	1,233,103	35,291,408
		84,094,945
Manufactured Homes 2.6%
Equity LifeStyle Properties, Inc.	435,274	37,033,112
Office 16.6%
Alexandria Real Estate Equities, Inc.	481,394	57,271,444
Boston Properties, Inc.	363,943	44,721,316
Douglas Emmett, Inc.	567,951	22,388,628
Empire State Realty Trust, Inc. "A"	792,538	16,278,730
Hudson Pacific Properties, Inc.	846,258	28,375,031
JBG SMITH Properties *	456,619	15,620,936
Piedmont Office Realty Trust, Inc. "A"	245,243	4,944,099
VEREIT, Inc.	5,123,285	42,472,033
		232,072,217
Regional Malls 8.4%
GGP, Inc.	1,517,878	31,526,326
Simon Property Group, Inc.	316,783	51,005,231
The Macerich Co.	621,449	34,161,051
		116,692,608
Shopping Centers 5.7%
Retail Properties of America, Inc. "A"	2,191,369	28,772,675
Urban Edge Properties	1,047,359	25,262,299
Weingarten Realty Investors	791,173	25,111,831
		79,146,805
Software 1.7%
InterXion Holding NV*	461,660	23,512,344

Specialty Services 4.6%
Agree Realty Corp.	524,480	25,741,478
STORE Capital Corp.	1,540,723	38,317,781
		64,059,259
Storage 5.2%
Extra Space Storage, Inc.	540,076	43,162,874
Public Storage	139,869	29,930,567
		73,093,441
Total Common Stocks (Cost $1,252,920,858)		1,392,468,144
Securities Lending Collateral 5.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (b) (c) (Cost $73,250,853)	73,250,853	73,250,853
Cash Equivalents 0.1%
Deutsche Central Cash Management Government Fund, 1.06% (b) (Cost $1,599,544)	1,599,544	1,599,544
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,327,771,255)	105.0	1,467,318,541
Other Assets and Liabilities, Net	(5.0)	(70,351,047)
Net Assets	100.0	1,396,967,494

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $71,667,231, which is 5.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,392,468,144	$—	$—	$1,392,468,144
Short-Term Investments(d)	74,850,397	—	—	74,850,397
Total	$1,467,318,541	$—	$—	$1,467,318,541

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2017